Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Sundial Growers Inc.
Entity Central Index Key	0001766600
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	918,844,133
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Trading Symbol	SNDL
Security Exchange Name	NASDAQ
Entity File Number	001-39005
Entity Address, State or Province	AB
Entity Address, Address Line One	#300, 919
Entity Address, Address Line Two	11 Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2R 1P3
Entity Address, Country	CA
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
City Area Code	403
Local Phone Number	948-5227